J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(the “Fund”)

(a series of JPMorgan Trust I)

Supplement dated February 12, 2019

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information

dated November 1, 2018, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Nicole Goldberger	2011	Managing Director
Jeffrey A. Geller	2019	Managing Director

In addition, effective immediately, the “The Funds’ Management and Administration — The Portfolio Managers — Diversified Fund” section of each Prospectus is hereby deleted in its entirety and replaced by the following:

The Diversified Fund utilizes a team-based portfolio management approach and is managed by JPMIM’s Multi-Asset Solutions team (MAS). The lead portfolio managers who are primarily responsible for management and oversight of the Fund are Nicole Goldberger, Managing Director and CFA charterholder, and Jeffrey A. Geller, Managing Director and CFA charterholder. Together with a team of portfolio managers and investment professionals, they establish the strategic asset allocation of the Fund and focus on portfolio construction, investment strategy selection and global tactical asset allocation (GTAA) for the Fund, which is comprised of underlying equity and fixed income strategies. Ms. Goldberger is a portfolio manager in MAS and an employee of JPMIM since 2003. Ms. Goldberger focuses on asset allocation, portfolio construction, manager selection and GTAA across multi-asset class portfolios. As CIO for the Americas of MAS and an employee of JPMIM since 2006, Mr. Geller also has investment oversight responsibility for the Fund.

Effective immediately, the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2018:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
JPMorgan Diversified Fund
Nicole Goldberger	2	$5,764,624	4	$1,221,295	10	$15,732,349
Jeffrey A. Geller[1]	25	61,916,805	27	30,175,930	5	7,603,880

SUP-DIV-PM-219

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2018:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
JPMorgan Diversified Fund
Nicole Goldberger	0	$0	0	$0	0	$0
Jeffrey A. Geller[1]	0	0	0	0	0	0

1	As of 10/31/18.
*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of June 30, 2018:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001 - $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
JPMorgan Diversified Fund
Nicole Goldberger						X
Jeffrey A. Geller[1]	X

1	As of 1/31/19.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND THE STATEMENT

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE